Note 13 Financial assets at fair value through other comprehensive income (Details) - EUR (€) € in Millions		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Financial assets at fair value through other comprehensive income [Line Items]
Investments in equity instruments designated at fair value through other comprehensive income		€ 1,360	€ 1,451	€ 1,217
Debt securities at fair value through other comprehensive income		57,001	57,526	60,963
Loans and advances to credit institutions at fair value through other comprehensive income		448	25	26
Financial assets at fair value through other comprehensive income	[1]	58,809	59,002	62,205
of which loss allowances of debt securities		(45)	(112)	(84)
Of which loss allowances of loans and advances [Member]		€ (65)	€ 0	€ 0

[1]
(1) During financial years 2025, 2024 and 2023, there have been no significant reclassifications from the heading “Financial assets at fair value through other comprehensive income” to other headings or from other headings to “Financial assets at fair value through other comprehensive income”.